Schedule of Key Valuation Inputs (Details)		3 Months Ended		12 Months Ended
		Mar. 31, 2023 $ / shares		Dec. 31, 2022 $ / shares
CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)				0.219
Valuation date	[1],[2],[3],[4],[5]			Jan. 28, 2022
Maturity date	[1],[2],[3],[4],[5]			Jul. 07, 2023
Share price	[1],[2],[3],[4],[5]			$ 0.230
RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)				1.85
Valuation date		Dec. 31, 2022	[6],[7],[8]	Jan. 07, 2022	[1],[2],[5]
Maturity date		Mar. 31, 2025	[6],[7],[8]	Jul. 07, 2023	[1],[2],[5]
Share price		$ 0.125	[6],[7],[8]	$ 0.242	[1],[2],[5]
CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				0.212
Valuation date	[1],[2],[3],[4],[5]			Mar. 31, 2022
Maturity date	[1],[2],[3],[4],[5]			Jul. 07, 2023
Share price	[1],[2],[3],[4],[5]			$ 0.235
RCD Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Mar. 31, 2022
Maturity date	[1],[2],[5]			Jul. 07, 2023
Share price	[1],[2],[5]			$ 0.235
CD2 Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Jun. 17, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.185
CD2 Note Four [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Jun. 30, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.150
CD1 Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Jun. 30, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.150
RCD Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Jun. 30, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
CD1 Note Six [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Sep. 30, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.085
RCD Note Seven [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Sep. 30, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.085
CD Note Seven [Member]
Short-Term Debt [Line Items]
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.085
CD Note Eight [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Dec. 31, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.125
RCD Note Nine [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Dec. 31, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.125
CD Note Nine [Member]
Short-Term Debt [Line Items]
Valuation date	[1],[2],[5]			Dec. 31, 2022
Maturity date	[1],[2],[5]			Mar. 31, 2025
Share price	[1],[2],[5]			$ 0.125
C D One Note One [Member]
Short-Term Debt [Line Items]
Valuation date	[6],[7],[8],[9]	Dec. 31, 2022
Maturity date	[6],[7],[8],[9]	Mar. 31, 2025
Share price	[6],[7],[8],[9]	$ 0.125
C D Two Note One [Member]
Short-Term Debt [Line Items]
Valuation date	[6],[7],[8],[9]	Dec. 31, 2022
Maturity date	[6],[7],[8],[9]	Mar. 31, 2025
Share price	[6],[7],[8],[9]	$ 0.125
C D One Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	[6],[7],[8],[9]	Mar. 31, 2023
Maturity date	[6],[7],[8],[9]	Mar. 31, 2025
Share price	[6],[7],[8],[9]	$ 0.082
RCD Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	[6],[7],[8]	Mar. 31, 2023
Maturity date	[6],[7],[8]	Mar. 31, 2025
Share price	[6],[7],[8]	$ 0.082
C D Two Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	[6],[7],[8],[9]	Mar. 31, 2023
Maturity date	[6],[7],[8],[9]	Mar. 31, 2025
Share price	[6],[7],[8],[9]	$ 0.082
Measurement Input Contractual Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[3]			7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)		9.00	[6],[7],[8]	9.00
Measurement Input Contractual Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				9.00
Measurement Input Contractual Interest Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.50
Measurement Input Contractual Interest Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.50
Measurement Input Contractual Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				9.00
Measurement Input Contractual Interest Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note(3)				7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				9.00
Measurement Input Contractual Interest Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.50
Measurement Input Contractual Interest Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)				9.00
Measurement Input Contractual Interest Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			10.50
Measurement Input Contractual Interest Rate [Member] | C D One Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	7.50
Measurement Input Contractual Interest Rate [Member] | C D Two Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	10.50
Measurement Input Contractual Interest Rate [Member] | C D One Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8]	9.00
Measurement Input Contractual Interest Rate [Member] | C D Two Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	10.50
Measurement Input, Option Volatility [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[3]			120
Measurement Input, Option Volatility [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)		120	[6],[7],[8]	130
Measurement Input, Option Volatility [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			120
Measurement Input, Option Volatility [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)				120
Measurement Input, Option Volatility [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			120
Measurement Input, Option Volatility [Member] | C D One Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	120
Measurement Input, Option Volatility [Member] | C D Two Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	120
Measurement Input, Option Volatility [Member] | C D One Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	115
Measurement Input, Option Volatility [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)		115	[6],[7],[8]	98
Measurement Input, Option Volatility [Member] | C D Two Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	115
Measurement Input, Credit Spread [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[3]			8.70
Measurement Input, Credit Spread [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)		7.08	[6],[7],[8]	9.21
Measurement Input, Credit Spread [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				8.85
Measurement Input, Credit Spread [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				8.85
Measurement Input, Credit Spread [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				9.45
Measurement Input, Credit Spread [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.71
Measurement Input, Credit Spread [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.71
Measurement Input, Credit Spread [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				10.71
Measurement Input, Credit Spread [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note(3)				13.31
Measurement Input, Credit Spread [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				13.31
Measurement Input, Credit Spread [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				13.31
Measurement Input, Credit Spread [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			7.08
Measurement Input, Credit Spread [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)				7.08
Measurement Input, Credit Spread [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			7.08
Measurement Input, Credit Spread [Member] | C D One Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	7.08
Measurement Input, Credit Spread [Member] | C D Two Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	7.08
Measurement Input, Credit Spread [Member] | C D One Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	11.22
Measurement Input, Credit Spread [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8]	11.22
Measurement Input, Credit Spread [Member] | C D Two Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	11.22
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
CD2 note(3)				13.0
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[3]			0.92
Measurement Input, Risk Free Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)		4.32	[6],[7],[8]	0.65
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				1.80
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				1.80
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				3.28
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note(3)				2.95
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				2.95
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				2.95
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note(3)				4.19
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				4.19
Measurement Input, Risk Free Interest Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				4.19
Measurement Input, Risk Free Interest Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			4.32
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)				4.32
Measurement Input, Risk Free Interest Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			4.32
Measurement Input, Risk Free Interest Rate [Member] | C D One Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	4.32
Measurement Input, Risk Free Interest Rate [Member] | C D Two Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	4.32
Measurement Input, Risk Free Interest Rate [Member] | C D One Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	4.06
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8]	4.06
Measurement Input, Risk Free Interest Rate [Member] | C D Two Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	4.06
Measurement Input Risk Adjusted Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[3]			16.18
Measurement Input Risk Adjusted Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)		17.85	[6],[7],[8]	16.39
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)				17.12
Measurement Input Risk Adjusted Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				17.12
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note(3)				20.95
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note(3)				21.78
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				19.89
Measurement Input Risk Adjusted Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note(3)				19.89
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note(3)				23.35
Measurement Input Risk Adjusted Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				23.35
Measurement Input Risk Adjusted Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note(3)				25.21
Measurement Input Risk Adjusted Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			17.85
Measurement Input Risk Adjusted Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)				17.85
Measurement Input Risk Adjusted Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[4]			19.76
Measurement Input Risk Adjusted Rate [Member] | C D One Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	17.85
Measurement Input Risk Adjusted Rate [Member] | C D Two Note One [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	19.76
Measurement Input Risk Adjusted Rate [Member] | C D One Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	21.33
Measurement Input Risk Adjusted Rate [Member] | RCD Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8]	21.33
Measurement Input Risk Adjusted Rate [Member] | C D Two Note Two [Member]
Short-Term Debt [Line Items]
CD2 note(3)	[6],[7],[8],[9]	23.20

[1]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[2]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[3]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022
[4]	The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022
[5]	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31. 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 98%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of December 31, 2022 these were 6.71%, 4.36%, and 17.55% respectively for the Scenario where the Stream is advanced
[6]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[7]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[8]	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31, 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 89%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of March 31, 2023, these were 11.38%, 4.85%, and 22.18% respectively for the Scenario where the Stream is advanced
[9]	The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022